Supplement dated March 1, 2010
to the A, B, and C Classes Prospectus
for Principal Funds, Inc.
dated March 1, 2010

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

For all fund summaries, delete the caption “For Important Information About:“ and information thereunder and make substitutions as set forth below.

o	For all Funds that offer B shares (except the California Municipal Fund and Tax-Exempt Bond Fund),
substitute the following:

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):
· Initial Investment	$1,000
o For accounts with an Automatic Investment Plan (AIP)	$100
· Subsequent Investments	$100
o For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund will no longer be available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock
Exchange is open for regular trading) through your Financial Professional; by sending a written request to
Principal Funds at P.O. Box 8024, Boston, MA 02266-8024; calling us at 800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-
dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

o	For all Funds that do not offer B shares (except the California Municipal Fund and Tax-Exempt Bond
Fund), substitute the following:

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):
· Initial Investment	$1,000
o For accounts with an Automatic Investment Plan (AIP)	$100
· Subsequent Investments	$100
o For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock
Exchange is open for regular trading) through your Financial Professional; by sending a written request to
Principal Funds at P.O. Box 8024, Boston, MA 02266-8024; calling us at 800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

o	For the California Municipal Fund, substitute the following:

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):
·	Initial Investment	$1,000
	o For accounts with an Automatic Investment Plan (AIP)	$100
·	Subsequent Investments	$100
	o For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund will no longer be available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024; calling us at 800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information

The Fund intends to distribute income that is exempt from regular federal and California income taxes. A portion of the Fund’s distributions may be subject to California or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

o	For the Tax-Exempt Bond Fund, substitute the following:

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):
·	Initial Investment	$1,000
	o For accounts with an Automatic Investment Plan (AIP)	$100
·	Subsequent Investments	$100
	o For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

Effective March 1, 2010, Class B shares of the Fund will no longer be available for purchase, except through exchanges and dividend reinvestments.

You may purchase or redeem shares on any business day (normally any day when the New York Stock
Exchange is open for regular trading) through your Financial Professional; by sending a written request to
Principal Funds at P.O. Box 8024, Boston, MA 02266-8024; calling us at 800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information
The Fund intends to distribute income that is exempt from regular federal and possibly some state income taxes. A portion of the Fund’s distributions may be subject to federal income taxes or to the federal alternative minimum tax. A portion of the Fund’s distributions likely will be subject to state income taxes depending on the state’s rules.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-
dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

Certain Investment Strategies and Related Risks
Add the following to the Tax Considerations discussion that begins on page 228 of the Prospectus:

Distributions designated as “exempt-interest dividends” by the Tax-Exempt Bond Fund are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in this Fund may have on the federal taxation of your benefits. In addition, an investment in this Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. This Fund may invest a portion of its assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by this Fund will be taxable as described in this section.

Distributions designated as “exempt-interest dividends” by the California Municipal Fund are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in this Fund may have on the federal taxation of your benefits. In addition, an investment in this Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. This Fund may invest a portion of its assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by the
California Municipal Fund will be taxable as described in this section. A portion of the dividends paid by the this
Fund may be exempt from California State personal income tax, but not from California State franchise tax or
California State corporate income tax. Corporate taxpayers should consult their tax advisor concerning the
California state tax treatment of investments in this Fund.